Interests in associates	12 Months Ended
Dec. 31, 2025
Interests in associates
Interests in associates

23. Interests in associates

On April 2, 2024, the Group received an equity interest of 20% in Neurosterix US Holdings LLC domiciliated in the US and parent company of Neurosterix Pharma Sàrl as part of Neurosterix transaction (note 22). Neurosterix’ Group primarily operates in Switzerland and uses Swiss franc as functional currency and US Dollars as presentation currency. The carrying amount of the equity-accounted investment in Neurosterix’ Group has changed as follow:

	2025	2024
Balance as of January 1	7,087,142	—
Fair value of Neurosterix US Holdings LLC equity interest	—	9,428,400
Share of net loss of Neurosterix’s Group	(4,012,443)	(2,177,157)
Share of other comprehensive gain / (loss) of Neurosterix’s Group	773,097	(164,101)
Balance as of December 31	3,847,796	7,087,142

The summarized balancesheet of Neurosterix Group is indicated as below in Swiss francs:

	December 31, 2025	December 31, 2024
Current assets	24,419,137	19,488,067
Non-current assets	15,240,097	15,054,727
Current liabilities	2,491,407	2,332,589
Non-current liabilities	618,416	709,052
Net assets (100%)	36,549,411	31,501,153
Group share of net assets (20%)	7,309,882	6,300,231

As of December 31, 2025, the equity-accounted investment in Neurosterix’ Group was CHF 3.5 million below the Group’s share of net asset in Neurosterix, primarily due to a funding executed by Neurosterix’Group during the fourth quarter of 2025 that did not change Addex’s ownership interest.

As of December 31, 2024, the equity-accounted investment in Neurosterix’ Group was CHF 0.8 million above the Group’s share of net asset in Neurosterix primarily due to the fair value of the equity-accounted investment in Neurosterix initially assessed on April 2, 2024, using a financial valuation method.

The summarized statement of comprehensive loss of Neurosterix’ Group is indicated as below in Swiss francs:

	2025	2024
Income	105,460	298,379
Net loss for the period	(20,037,010)	(10,885,785)
Other comprehensive gain / (loss)	3,865,477	(820,507)
Total comprehensive loss	(16,171,533)	(11,706,292)